Schedule of trade and other receivables (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2026 USD ($)	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)
Trade And Other Receivables
Trade receivables (net of allowance)		₨ 5,340,435	₨ 5,523,943
Refund and other receivable (net of allowance)		56,492	44,298
Total	$ 57,518	₨ 5,396,927	₨ 5,568,241